COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 12 - COMMITMENTS AND CONTINGENCIES

Investor Relations

On February 14, 2023, the Company entered into a Consulting Agreement with Beyond Media SEZC. The term of the agreement is twelve months. Beyond Media will receive $7,000 monthly in cash and will be issued 1,000,000 shares of common stock valued at $180,000 for entrance into the agreement.

On June 15, 2023, the Company entered into a Consulting Agreement with Launchpad LLC. The term of the agreement is six months. Launchpad LLC will receive $3,000 in cash per month.

Steven Saunders, Former Chief Commercial Officer and Director

On January 31, 2023, the Company entered into Separation Agreements with Steven Saunders. He is no longer an officer or director of our Company, and all prior agreements are terminated in their entirety. To satisfy all amounts due, Mr. Saunders and the Company agreed to a settlement total sum of $116,000. As of December 31, 2024, the amount due to Mr. Saunders was $79,250.

Rik Willard, Former Chief Executive Officer and Director

On January 31, 2023, the Company entered into Separation Agreements with Rik Willard, our then-Chief Executive Officer. Mr. Willard is no longer an officer or director of our Company, and all prior agreements are terminated in their entirety. To satisfy all amounts due, Mr. Willard and the Company agreed to a settlement total sum of $112,418. As of December 31, 2024, the amount due to Mr. Willard was $86,811.

Stephen Morris, Founder, Chief Technical Officer, and Director

On April 1, 2023, the Company entered into an Amended Employment Agreement with Stephen Morris, Founder, Chief Technical Officer, and Chair. The Company will compensate Mr. Morris $450,000 base pay per annum with payments reduced by 60% to $180,000 per annum until the Company has secured $5,000,000 in debt or equity financing.

On April 1, 2023, the Company agreed to grant Mr. Morris an option to purchase 3,360,000 shares of common stock at $0.187 per share (628,320) under the 2022 Incentive Plan. The options were fully vested as Mr. Morris completed over two years and three months of service.

On December 31, 2023, the Company entered into a Second Amended Employment Agreement with Stephen Morris to reduce his base pay from $450,000 to $90,000 per annum and forfeit $270,000 of deferred compensation.

David Chetwood, Chief Financial Officer and Director

On April 1, 2023, the Company entered into an Amended Employment Agreement, effective February 10, 2023, with David Chetwood, Chief Financial Officer and Director. The Company will compensate Mr. Chetwood $450,000 per annum base pay with payments reduced by 60% to $180,000 per annum until the Company has secured $5,000,000 in debt or equity financing.

On May 12, 2023, the Company agreed to grant Mr. Chetwood an option to purchase 3,360,000 shares of common stock at $0.1625 per share ($546,000), with 40% vesting after 90 days of service and 60% vesting monthly over the following two years, under the 2022 Incentive Plan. As of December 31, 2023, there were 218,066 non-vested share options, which we will recognize over the next 16 months.

On December 31, 2023, the Company entered into a Second Amended Employment Agreement with David Chetwood to reduce his base pay from $450,000 to $180,000 per annum and forfeit $236,200 of deferred compensation.

On October 17, 2024, the Company entered a Third Amended Employment Agreement with David Chetwood to reduce his base pay from $180,000 to $90,000 per annum and receive a Stock Option Grant of 3,000,000 shares.

Timothy Burks, Chief Executive Officer and Director

On April 1, 2023, the Company entered into an employment agreement with Timothy Burks, Chief Executive Officer and Director. The Company will compensate Mr. Burks $600,000 per annum base pay with payments reduced by 60% to $240,000 per annum until the Company has secured $5,000,000 in debt or equity financing.

On July 1, 2023, the Company agreed to grant Mr. Burks an option to purchase 4,800,000 shares of common stock at $0.1353 per share ($649,440), with 40% vesting after 90 days of service and 60% vesting monthly over the following two years, under the 2022 Incentive Plan. As of December 31, 2024, there were $291,860 non-vested share options, which we will recognize over the next 18 months.

On December 31, 2023, the Company entered into an Amended Employment Agreement with Timothy Burks to reduce his base pay from $600,000 to $240,000 per annum and forfeit $270,000 of deferred compensation.

On July 8, 2024, the Corporation’s shareholders, acting by written consent and representing at least a simple majority (55.9%) of the Corporation’s issued and outstanding shares of Common Stock, voted to remove Timothy Burks from the Corporation’s Board of Directors.

Immediately following the shareholder vote, the two remaining Directors, David Chetwood and Steve Morris, voted unanimously to remove Timothy Burks from the corporation’s office of Chief Executive Officer, effective July 8, 2024.

Paul Morrissey, Director

On April 6, 2023, the Company entered into a Non-executive Director Agreement with Paul Morrissey. The Company will compensate Mr. Morrissey $300,000 per annum directors fee, with payments reduced by 60% to $120,000 per annum until the Company has secured $5,000,000 in debt or equity financing.

On July 6, 2023, the Company agreed to grant Mr. Morrissey an option to purchase 1,920,000 shares of common stock at $0.1353 per share ($259,776), with 40% vesting after 90 days of service and 60% vesting monthly over the following two years, under the 2022 Incentive Plan. As of December 31, 2024, there were $116,746 non-vested share options, which we will recognize over the next 18 months.

On December 31, 2023, the Company entered into an Amended Non-Executive Director Agreement with Morrissey to reduce his director fee from $300,000 to $120,000 per annum and forfeit $270,000 of deferred compensation.

On July 8, 2024, the Corporation’s shareholders, acting by written consent and representing at least a simple majority (55.9%) of the Corporation’s issued and outstanding shares of Common Stock, voted to remove Paul Morrissey from the Corporation’s Board of Directors.